Financial Instruments (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ (50,740,113)	$ 214,519,767	$ (120,293,386)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Gains (losses) on cash flow hedges, before tax	$ 306,105	$ 4,746,744	$ 4,379,170